NOTE 4 - SIGNIFICANT ACCOUNTING POLICIES - Net deferred tax assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
NOL Carryover	$ 6,250,000	$ 5,245,000
Valuation allowance	(6,250,000)	(5,245,000)
Net deferred tax asset